Warrants	9 Months Ended
Sep. 30, 2013
Warrants [Abstract]
Warrants
5. Warrants

In connection with the Rights Offering, the Company temporarily reduced the exercise price for its warrants issued in March 2011 from $0.40 per share to $0.30 per share. The Company determined that this inducement was a modification of equity instruments and, therefore, an incremental fair value of the inducement was determined using the Black-Scholes option pricing model.

During the period that the Rights Offering was open, warrant holders exercised 14,879,708 warrants, issued in March 2011, for 687,793 shares of common stock, resulting in gross proceeds of approximately $206,000 to the Company. The incremental fair value of the inducement recorded in the nine months ended September 30, 2013 was approximately $14,000.

Additionally, during the nine months ended September 30, 2013, 2,248,222 warrants were exercised outside the period that the Rights Offering was open, resulting in proceeds of approximately $42,000 and the issuance of 103,916 shares of the Company’s common stock.